S000039680 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	143 Months Ended	155 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.26%	1.06%	2.44%
S&P Short Duration Municipal Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.29%	2.54%	3.54%
Lipper High Yield Municipal Debt Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	2.59%	1.04%	2.84%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(0.34%)	2.03%	2.84%
Performance Inception Date						Feb. 01, 2013
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.50%)	1.92%	2.76%
Performance Inception Date						Feb. 01, 2013
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.60%	2.37%	2.98%
Performance Inception Date						Feb. 01, 2013
Class I
Prospectus [Line Items]
Average Annual Return, Percent		2.41%	2.74%	3.30%
Performance Inception Date						Feb. 01, 2013
Class C
Prospectus [Line Items]
Average Annual Return, Percent		1.49%	1.75%	2.44%
Performance Inception Date					Feb. 10, 2014

[1]	An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
[2]
An index that consists of bonds maturing in 1 to 12 years and is structured so that 70% of the market value of the index consists of bonds that are either not rated or are rated below investment grade, 20% are rated BBB/Baa, and 10% are rated single A.

[3]	Represents the average annualized total return for all reporting funds in the Lipper High Yield Municipal Debt Funds Classification.